SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENT OF OPERATIONS (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues	[1]	₫ 27,903,869	$ 1,169,189,181	₫ 14,965,591	₫ 16,028,182
Cost of sales		(41,233,957)	(1,727,728,023)	(27,232,496)	(25,283,958)
Gross loss		(13,330,088)	(558,538,842)	(12,266,905)	(9,255,776)
Selling and distribution costs		(5,661,145)	(237,205,439)	(5,213,739)	(2,203,839)
Operating loss		(40,411,066)	(1,693,248,387)	(42,256,364)	(27,067,401)
Loss before income tax expense		(57,340,446)	(2,402,599,765)	(48,902,132)	(32,009,724)
Net loss for the year		(57,429,578)	(2,406,334,451)	(49,848,870)	(32,218,961)
Net loss attributable to non-controlling interests		(74,765)	(3,132,699)	(65,075)	(35,234)
Net loss attributable to controlling interest		(57,354,813)	(2,403,201,751)	(49,783,795)	(32,183,727)
Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues		25,418,184	1,065,037,459	12,391,500	13,898,621
Cost of sales, excluding leasing activities		(38,448,507)	$ (1,611,015,964)	₫ (24,660,149)	₫ (23,326,953)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues		28,712,051
Cost of sales		(41,938,825)
Gross loss		(13,226,774)
Selling and distribution costs		(5,806,552)
Operating loss		(40,453,159)
Loss before income tax expense		(57,382,539)
Net loss for the year		(57,471,671)
Net loss attributable to non-controlling interests		(74,807)
Net loss attributable to controlling interest		(57,396,864)
As previously reported | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues		26,226,366
Cost of sales, excluding leasing activities		(39,153,375)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues		(808,182)
Cost of sales		704,868
Gross loss		(103,314)
Selling and distribution costs		145,407
Operating loss		42,093
Loss before income tax expense		42,093
Net loss for the year		42,093
Net loss attributable to non-controlling interests		42
Net loss attributable to controlling interest		42,051
Restatement adjustments | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues		(808,182)
Cost of sales, excluding leasing activities		₫ 704,868

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.